Employee Benefit Plans - Schedule of Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Estimated Future Benefit Payments for FYE 12/31
2020	$ 1,885
2021	1,885
2022	1,924
2023	2,198
2024	2,323
Thereafter	$ 11,396